CASH	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
CASH	3. CASH As of December 31, 2024, our cash balance was $34,684 and as of June 30, 2024 our cash balance was $745,991.	3. CASH As of June 30, 2024, our cash balance was $745,991 and as of June 30, 2023 our cash balance was $79.